UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  MARCH 31, 2009



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING MARCH 31, 2009

[LOGO OF USAA]
   USAA(R)

                                  [GRAPHIC OF USAA TAX EXEMPT MONEY MARKET FUND]

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      ANNUAL REPORT
      USAA TAX EXEMPT MONEY MARKET FUND
      MARCH 31, 2009

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FUND OBJECTIVE

INTEREST INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND A FURTHER OBJECTIVE OF PRESERVING CAPITAL AND MAINTAINING LIQUIDITY.

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TYPES OF INVESTMENTS

Invests in high-quality, tax-exempt securities with remaining maturities of 397 days or less.

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TABLE OF CONTENTS

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PRESIDENT'S MESSAGE                                                           2

MANAGERS' COMMENTARY                                                          5

INVESTMENT OVERVIEW                                                           8

FINANCIAL INFORMATION

  Distributions to Shareholders                                              13

  Report of Independent Registered
     Public Accounting Firm                                                  14

  Portfolio of Investments                                                   15

  Notes to Portfolio of Investments                                          31

  Financial Statements                                                       32

  Notes to Financial Statements                                              35

EXPENSE EXAMPLE                                                              45

TRUSTEES' AND OFFICERS' INFORMATION                                          47

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(c)2009, USAA. All rights reserved.

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PRESIDENT'S MESSAGE

"BUT BECAUSE FINANCIAL MARKETS TEND TO
OVERREACT IN ONE DIRECTION OR THE OTHER,         [PHOTO OF CHRISTOPHER W. CLAUS]
I WAS NOT SURPRISED TO SEE A REBOUND."

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APRIL 2009

For more than a year, the U.S. economy has been in recession, and economic conditions have put a strain on the financial system. In response, Americans have cut back on their spending, which has pushed down corporate earnings. To compensate for the lost revenue, many companies are reducing staff, boosting unemployment.

What does this have to do with tax-exempt investments? As economic activity slows, states and municipalities have seen a drop in sales tax and income tax revenues. They already are trying to do more with less; many are cutting services. But with revenues down, a significant number of states and municipalities may be forced to use their taxing power to fill the resulting budgetary gap.

The silver lining in this dark cloud is the shower of federal stimulus dollars. Government money is easing budget concerns at the state level while helping to fund special projects such as infrastructure construction. Plus, because state and local governments collectively are the nation's largest employers, the stimulus is a direct way to put Americans back to work.

Meanwhile, municipal bonds have been weathering the storm -- despite the extreme volatility of the past year. In the fourth quarter of 2008, as the crisis in the credit markets unfolded, many financial institutions had to raise money to fund minimum capital requirements or, in the case of hedge funds, to meet margin calls. Unable to liquidate their lowest quality

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2  | USAA TAX EXEMPT MONEY MARKET FUND
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holdings, these large investors were forced to sell what they would prefer to keep: their quality municipal bonds. The flood of supply overwhelmed demand, pushing yields to higher levels and the prices of municipal bonds below their intrinsic value.

But because financial markets tend to overreact in one direction or the other, I was not surprised to see a rebound. Municipals enjoyed a strong rally in early 2009. As of the writing of this commentary, we expect the share prices of our municipal portfolio to recover further. In the meantime, our investors are being rewarded handsomely for their patience, by the portfolio's good value and above-average yields. These yields are -- to paraphrase an old American standard -- raining pennies from heaven on you and me. For example, on March 31, 2009, the 30-day SEC yield* on the USAA Tax Exempt Long-Term Fund was 5.30%. To match that, a fully taxable investment for those in the 35% tax bracket must pay 8.15%.** If you have an investment time horizon of at least three years, I believe you will find yourself very well positioned as a shareholder in a USAA tax exempt fund.

                                                                     (CONTINUED)

*Calculated as prescribed by the Securities and Exchange Commission.

**As of 3/31/09, the USAA Tax Exempt Long-Term Fund had average annual returns of 1-year -5.33%, 5-year 1.10%, 10-year 3.37%, with dividend returns of 5.06%, 4.59%, and 4.98%, respectively; to match those dividend returns for the same time period, a fully taxable investment for the 35% tax bracket must pay 1-year 7.78%, 5-year 7.06%, 10-year 7.66%. The tax-equivalent figures are calculated for illustrative purposes only. They are not an indication of performance for any of the USAA family of funds. Taxable-equivalent returns or yields will vary depending on applicable tax rates. The USAA Tax Exempt Long-Term Fund's expense ratio is 0.48%.

THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED AUGUST 1, 2008, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT usaa.com.

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                                                        PRESIDENT'S MESSAGE |  3
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Furthermore, tax-exempt securities -- which generally offer income free from income taxes at the federal and, in some cases, state level -- are likely to become even more appealing if the U.S. government raises income taxes. Even if there isn't a tax increase, I think there may be fewer deductions available to taxpayers. Under the circumstances, more and more people will want to shelter their income, and investing in tax-exempt bonds is one way to do it.

At USAA, we continue to be pleased with the income distributions of your tax-exempt funds, and remain committed to providing you with tax-exempt income that is not subject to the alternative minimum tax -- also known as the AMT -- for individual taxpayers.

From all of us here, we appreciate the opportunity to help you with your investment needs. Thank you for your trust and confidence in us.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board
USAA Mutual Funds Trust

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4  | USAA TAX EXEMPT MONEY MARKET FUND
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MANAGERS' COMMENTARY ON THE FUND

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[PHOTO OF JOHN C. BONNELL]                           [PHOTO OF DALE R. HOFFMANN]
  JOHN C. BONNELL, CFA                                    DALE R. HOFFMANN
  USAA Investment                                         USAA Investment
  Management Company                                      Management Company

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o HOW DID THE FUND PERFORM FROM APRIL 1, 2008, TO MARCH 31, 2009?

  The USAA Tax Exempt Money Market Fund performed well for the one-year period ended March 31, 2009. The Fund had a return of 1.94%, compared to an average return of 1.27% for the tax-exempt money market funds category, according to iMoneyNet, Inc. For that time period, the Fund ranked 2 out of 107 funds for the category. Rankings are based on 12-month net compound unannualized returns.

o WHAT WERE THE MARKET CONDITIONS?

  After a single rate cut on April 30, 2008, the Federal Reserve (the Fed) held the federal funds target rate steady at 2.00%. The pause came after a series of rate reductions, which the Fed began in response to a liquidity squeeze in the credit markets, sparked by problems in the subprime mortgage sector. As the credit conditions deteriorated and the economic outlook worsened, the Fed moved aggressively between October and December 2008 to pump liquidity into the markets, cutting the federal funds target rate from 2.00% to a range between a quarter-percent and zero.

  Refer to page 9 for benchmark definition.

  Past performance is no guarantee of future results.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

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  Yields on short-term municipal securities stayed relatively steady during the first half of the period, then increased significantly from mid-September to mid-October as the freeze in the credit markets deepened. The Bond Buyer One-Year Note Index started the period at 1.67% and peaked at 2.69% on October 16, 2008, before dropping back to close the period at 0.79%. Municipal variable-rate demand notes (VRDNs) remained relatively attractive throughout the period. The Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index, the index of seven-day VRDNs, started the period at 2.21% on April 1, 2008, and then peaked at 7.96% on September 24, 2008, at the height of market nervousness. The yields spiked as the supply of municipal VRDNs outpaced demand. Once the Fed started cutting short-term rates, market volatility began to ease, and the SIFMA index dropped, declining to 0.54% on March 31, 2009.

o WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

  We concentrated our purchases in VRDNs because they offered a better relative value than fixed-rate municipal securities. The VRDNs that the Fund owned also provided flexibility, because they can be sold at par value (100% of face value) with a notice of seven days or less.

  As always, we relied on our team of experienced credit analysts to evaluate and monitor each of the Fund's holdings. They helped us avoid credit problems in our tax-exempt money market funds during one of the most difficult credit periods in decades.

  The Bond Buyer One-Year Note Index is based on estimated yields for theoretical new one-year note issues from 10 state and local issuers:
  California, Colorado, Idaho, Los Angeles County, Michigan, New Jersey, New York City, Pennsylvania, Texas, and Wisconsin. The index is an unweighted average of the average estimated bid-side yields for the 10 issues. o The SIFMA Index, produced by Municipal Market Data, is a seven-day high-grade market index comprised of tax-exempt variable-rate demand obligations from Municipal Market Data's extensive database.

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6  | USAA TAX EXEMPT MONEY MARKET FUND
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o WHAT IS THE OUTLOOK?

  As of the writing of this commentary, we expect the Fed to continue doing everything in its power to support the U.S. economy and inject liquidity into the credit markets. We believe that short-term rates are likely to remain low for the remainder of 2009. Rest assured that we will continue to work diligently on your behalf, maintaining our focus on the safety and liquidity of your Fund while striving to maximize the tax-exempt income you receive. In addition, to make the Fund as tax efficient as possible, we continue to avoid issues subject to the alternative minimum tax, also known as the AMT, for individuals.

  Thank you for the confidence you have placed in us.

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                                           MANAGERS' COMMENTARY ON THE FUND |  7

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INVESTMENT OVERVIEW

USAA TAX EXEMPT MONEY MARKET FUND (Ticker Symbol: USEXX)

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                                          3/31/09                    3/31/08
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Net Assets                           $3,498.9 Million           $2,920.7 Million
Net Asset Value Per Share                  $1.00                      $1.00

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                                          3/31/09                    3/31/08
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Dollar-Weighted Average
Portfolio Maturity                        19 Days                    24 Days

Dollar-weighted average portfolio maturity is obtained by multiplying the dollar value of each investment by the number of days left to its maturity, then adding those figures together and dividing them by the total dollar value of the Fund's portfolio.

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           AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 3/31/09
--------------------------------------------------------------------------------
         1 YEAR          5 YEARS          10 YEARS           7-DAY YIELD
         1.94%            2.34%             2.28%               0.98%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

Total return equals income return and assumes reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Yields and returns fluctuate. The seven-day yield quotation more closely reflects current earnings of the Fund than the total return quotation.

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8  | USAA TAX EXEMPT MONEY MARKET FUND
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                          o  7-DAY YIELD COMPARISON  o

                        [CHART OF 7-DAY YIELD COMPARISON]

                               USAA TAX EXEMPT
                              MONEY MARKET FUND                iMONEYNET AVERAGE
 3/31/2008                          2.69%                            1.95%
 4/28/2008                          2.53                             1.87
 5/19/2008                          2.26                             1.32
 6/30/2008                          1.89                             1.29
 7/28/2008                          2.18                             1.60
 8/25/2008                          1.78                             1.16
 9/29/2008                          6.07                             5.05
10/27/2008                          2.62                             1.74
11/24/2008                          1.47                             0.79
12/29/2008                          1.39                             0.80
 1/26/2009                          0.76                             0.26
 2/23/2009                          0.86                             0.33
 3/30/2009                          0.97                             0.28

                                   [END CHART]

       Data represent the last Monday of each month. Ending date 3/30/09.

The graph tracks the USAA Tax Exempt Money Market Fund's seven-day yield against iMoneyNet, Inc. tax-free national retail money funds, an average of money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

Past performance is no guarantee of future results.

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                                                        INVESTMENT OVERVIEW |  9

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                                TOP 10 INDUSTRIES
                                  AS OF 3/31/09
                                (% of Net Assets)

Hospital ................................................................. 15.5%

Education ................................................................ 13.3%

General Obligation ....................................................... 12.2%

Electric Utilities .......................................................  7.8%

Water/Sewer Utility ......................................................  5.8%

Nursing/CCRC .............................................................  5.2%

Special Assessment/Tax/Fee ...............................................  4.1%

Multifamily Housing ......................................................  4.0%

Community Service ........................................................  3.7%

Electric/Gas Utilities ...................................................  3.3%

You will find a complete list of securities that the Fund owns on pages 15-30.

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10  | USAA TAX EXEMPT MONEY MARKET FUND
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                        o  PORTFOLIO MIX -- 3/31/2009  o

                          [PIE CHART OF PORTFOLIO MIX]

VARIABLE-RATE DEMAND NOTES                                                 89.8%
FIXED-RATE INSTRUMENTS                                                      5.6%
PUT BONDS                                                                   4.0%

                                   [END CHART]

      Percentages are of the net assets of the Fund and may not equal 100%.

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                                                       INVESTMENT OVERVIEW |  11

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                     o  CUMULATIVE PERFORMANCE OF $10,000  o

                        [CHART OF CUMULATIVE PERFORMANCE]

                                               USAA TAX EXEMPT MONEY MARKET FUND
03/31/99                                                  $10,000.00
04/30/99                                                   10,024.85
05/31/99                                                   10,050.14
06/30/99                                                   10,078.55
07/31/99                                                   10,103.22
08/31/99                                                   10,129.82
09/30/99                                                   10,156.32
10/31/99                                                   10,182.01
11/30/99                                                   10,212.01
12/31/99                                                   10,243.47
01/31/00                                                   10,271.08
02/29/00                                                   10,297.97
03/31/00                                                   10,328.25
04/30/00                                                   10,357.64
05/31/00                                                   10,399.65
06/30/00                                                   10,433.81
07/31/00                                                   10,467.20
08/31/00                                                   10,501.71
09/30/00                                                   10,535.33
10/31/00                                                   10,573.20
11/30/00                                                   10,608.70
12/31/00                                                   10,642.41
01/31/01                                                   10,672.56
02/28/01                                                   10,701.02
03/31/01                                                   10,727.76
04/30/01                                                   10,759.88
05/31/01                                                   10,788.67
06/30/01                                                   10,811.81
07/31/01                                                   10,834.93
08/31/01                                                   10,854.57
09/30/01                                                   10,871.46
10/31/01                                                   10,890.83
11/30/01                                                   10,906.54
12/31/01                                                   10,918.72
01/31/02                                                   10,929.80
02/28/02                                                   10,940.20
03/31/02                                                   10,950.99
04/30/02                                                   10,962.69
05/31/02                                                   10,975.93
06/30/02                                                   10,985.78
07/31/02                                                   10,996.09
08/31/02                                                   11,007.17
09/30/02                                                   11,017.63
10/31/02                                                   11,030.36
11/30/02                                                   11,041.93
12/31/02                                                   11,051.21
01/31/03                                                   11,059.48
02/28/03                                                   11,067.23
03/31/03                                                   11,075.32
04/30/03                                                   11,083.87
05/31/03                                                   11,093.12
06/30/03                                                   11,100.04
07/31/03                                                   11,105.27
08/31/03                                                   11,110.63
09/30/03                                                   11,116.42
10/31/03                                                   11,123.21
11/30/03                                                   11,129.71
12/31/03                                                   11,136.96
01/31/04                                                   11,143.11
02/29/04                                                   11,148.23
03/31/04                                                   11,153.96
04/30/04                                                   11,160.74
05/31/04                                                   11,166.89
06/30/04                                                   11,173.27
07/31/04                                                   11,179.96
08/31/04                                                   11,187.42
09/30/04                                                   11,196.61
10/31/04                                                   11,208.70
11/30/04                                                   11,220.33
12/31/04                                                   11,233.49
01/31/05                                                   11,245.70
02/28/05                                                   11,258.76
03/31/05                                                   11,273.47
04/30/05                                                   11,293.19
05/31/05                                                   11,315.88
06/30/05                                                   11,334.80
07/31/05                                                   11,353.07
08/31/05                                                   11,372.80
09/30/05                                                   11,394.42
10/31/05                                                   11,415.05
11/30/05                                                   11,438.38
12/31/05                                                   11,466.40
01/31/06                                                   11,490.08
02/28/06                                                   11,513.70
03/31/06                                                   11,541.45
04/30/06                                                   11,568.09
05/31/06                                                   11,598.44
06/30/06                                                   11,631.28
07/31/06                                                   11,660.46
08/31/06                                                   11,691.03
09/30/06                                                   11,722.06
10/31/06                                                   11,751.94
11/30/06                                                   11,782.37
12/31/06                                                   11,816.77
01/31/07                                                   11,846.46
02/28/07                                                   11,875.56
03/31/07                                                   11,908.35
04/30/07                                                   11,939.87
05/31/07                                                   11,975.03
06/30/07                                                   12,008.69
07/31/07                                                   12,040.49
08/31/07                                                   12,077.58
09/30/07                                                   12,108.11
10/31/07                                                   12,140.68
11/30/07                                                   12,173.82
12/31/07                                                   12,204.27
01/31/08                                                   12,232.23
02/29/08                                                   12,256.13
03/31/08                                                   12,284.50
04/30/08                                                   12,308.03
05/31/08                                                   12,333.38
06/30/08                                                   12,353.14
07/31/08                                                   12,372.01
08/31/08                                                   12,392.44
09/30/08                                                   12,427.42
10/31/08                                                   12,467.22
11/30/08                                                   12,482.24
12/31/08                                                   12,497.13
 1/31/09                                                   12,506.02
 2/28/09                                                   12,513.90
 3/31/09                                                   12,523.26

                                   [END CHART]

                       Data from 3/31/99 through 3/31/09.

The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Tax Exempt Money Market Fund.

Past performance is no guarantee of future results. The cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on reinvested net investment income and realized capital gain distributions or on the redemption of fund shares. Some income may be subject to federal, state, or local taxes, or to the federal alternative minimum tax. For seven-day yield information, please refer to the Fund's Investment Overview.

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12  | USAA TAX EXEMPT MONEY MARKET FUND
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DISTRIBUTIONS TO SHAREHOLDERS

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The following federal tax information related to the Fund's fiscal year ended
March 31, 2009, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2010.

The net investment income distributed by the Fund during the fiscal year ended March 31, 2009, was 100% tax-exempt for federal income tax purposes.

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $144,000 as long-term capital gains for the fiscal year ended March 31, 2009.

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                                             DISTRIBUTIONS TO SHAREHOLDERS |  13

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

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THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA TAX EXEMPT MONEY MARKET FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Tax Exempt Money Market Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of March 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Tax Exempt Money Market Fund at March 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
May 14, 2009

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14  | USAA TAX EXEMPT MONEY MARKET FUND

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PORTFOLIO OF INVESTMENTS

March 31, 2009

--------------------------------------------------------------------------------

o CATEGORIES AND DEFINITIONS

  VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

  PUT BONDS -- provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

  FIXED-RATE INSTRUMENTS -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

  CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

  The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

  short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

  (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

  (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Bank of New York Mellon, Branch Banking & Trust Co., Citibank, N.A., Citigroup, Inc., Deutsche Bank A.G., Deutsche Postbank, Dexia Credit Local, Freddie Mac, JPMorgan Chase & Co., JPMorgan Chase Bank, N.A., Key Bank, N.A., Merrill Lynch & Co., Inc., Royal Bank of Canada, Societe Generale, or Wachovia Bank, N.A.

  (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Du Pont (E.I.) De Nemours and Co., Freddie Mac, Merrill Lynch & Co., Inc., Minnesota General Obligation, Montana Board of Investments Intercap Program, National Rural Utility Corp., or Texas Permanent School Fund.

  (INS)  Principal and interest payments are insured by one of the following:
         Assured Guaranty Corp., Berkshire Hathaway Assurance Corp., Financial Security Assurance Holdings Ltd., or National Indemnity Co. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

================================================================================

16  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

o PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

  EDA    Economic Development Authority
  EDC    Economic Development Corp.
  IDA    Industrial Development Authority/Agency
  IDB    Industrial Development Board
  IDC    Industrial Development Corp.
  ISD    Independent School District

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

INVESTMENTS

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                    COUPON         FINAL          VALUE
(000)       SECURITY                                                       RATE         MATURITY        (000)
-------------------------------------------------------------------------------------------------------------
            VARIABLE-RATE DEMAND NOTES (89.8%)

            ALABAMA (2.7%)
$ 3,000     Auburn IDB (LOC - Compass Bank)                                0.67%       4/01/2019   $    3,000
  2,545     Daphne YMCA Public Park and Recreation Board
              (LOC - Regions Bank)                                         2.55       10/01/2022        2,545
  1,200     Foley Redevelopment Auth. (LOC - RBC Bank (USA))               0.57        6/01/2038        1,200
  1,750     Foley YMCA Public Park and Recreation Board
              (LOC - Regions Bank)                                         2.55       10/01/2022        1,750
 11,160     Huntsville (LIQ)(a)                                            0.84        5/01/2037       11,160
  2,130     Huntsville Educational Building Auth.
              (LOC - SunTrust Bank)                                        1.44       12/01/2022        2,130
  2,430     Marengo County Port Auth. (LOC - Compass Bank)                 0.95        7/01/2026        2,430
    700     Mobile Medical Clinic Board (LOC - Regions Bank)               0.98        2/01/2011          700
  3,425     Mobile Medical Clinic Board (LOC - Regions Bank)               0.98        3/01/2022        3,425
  3,980     Northport (LOC - Regions Bank)                                 0.98        7/01/2018        3,980
  8,500     Spanish Fort Redevelopment Auth. (LIQ)
              (LOC - Bank of America, N.A.)(a)                             0.64        3/01/2012        8,500
 10,000     Tuscaloosa County IDA (LOC - JPMorgan Chase Bank, N.A.)        0.67        3/01/2027       10,000
 10,000     Tuscaloosa County IDA (LOC - JPMorgan Chase Bank, N.A.)        0.67       12/01/2027       10,000
 32,500     Tuscaloosa County Port Auth. (LOC - Compass Bank)              0.63       12/01/2031       32,500
                                                                                                   ----------
                                                                                                       93,320
                                                                                                   ----------
            ARIZONA (0.8%)
  5,175     Phoenix Civic Improvement Corp. (INS)(LIQ)(a)                  0.83        7/01/2041        5,175
 22,500     Tempe IDA (LOC - Sovereign Bank)                               4.00       12/01/2027       22,500
                                                                                                   ----------
                                                                                                       27,675
                                                                                                   ----------
            ARKANSAS (0.1%)
  5,175     Texarkana (LOC - PNC Bank, N.A.)                               0.69        3/01/2021        5,175
                                                                                                   ----------
            CALIFORNIA (1.5%)
 32,000     Golden State Tobacco Securitization
              Corp. (LIQ)(NBGA)(a)                                         1.47        6/01/2047       32,000
 10,000     Long Beach                                                     0.65       10/01/2016       10,000
 12,055     San Mateo County Housing Auth. (LIQ)(NBGA)(a)                  1.45       11/01/2009       12,055
                                                                                                   ----------
                                                                                                       54,055
                                                                                                   ----------

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18  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                    COUPON         FINAL          VALUE
(000)       SECURITY                                                       RATE         MATURITY        (000)
-------------------------------------------------------------------------------------------------------------
            COLORADO (4.6%)

$ 3,335     Bachelor Gulch Metropolitan District
              (LOC - Compass Bank)                                         0.54%      12/01/2023   $    3,335
  6,510     Base Village Metropolitan District No. 2
              (LOC - U.S. Bank, N.A.)                                      0.54       12/01/2038        6,510
  8,100     Brighton Crossing Metropolitan District No. 4
              (LOC - Compass Bank)                                         0.54       12/01/2034        8,100
 22,000     Centerra Metropolitan District No. 1
              (LOC - Compass Bank)                                         0.50       12/01/2029       22,000
  8,625     Commerce City Northern Infrastructure General
              Improvement District (LOC - U.S. Bank, N.A.)                 0.54       12/01/2038        8,625
  6,500     Cornerstar Metropolitan District Co.
              (LOC - Compass Bank)                                         0.54       12/01/2037        6,500
  2,265     Denver Urban Renewal Auth. (LOC - Compass Bank)                0.50        9/01/2017        2,265
 11,800     Denver Urban Renewal Auth. (LOC - Compass Bank)                0.50        9/01/2017       11,800
  6,595     Denver Urban Renewal Auth. (LOC - Compass Bank)                0.50        9/01/2017        6,595
  2,150     El Paso County (LOC - JPMorgan Chase Bank, N.A.)               1.00       11/01/2021        2,150
  1,255     Health Facilities Auth. (LOC - JPMorgan Chase
              Bank, N.A.)                                                  1.00        1/01/2018        1,255
 14,730     Health Facilities Auth. (LOC - Allied Irish Banks plc)         1.20        6/01/2037       14,730
  1,700     Housing and Finance Auth. IDA (LOC - U.S. Bank, N.A.)          0.64        4/01/2009        1,700
 23,990     Jefferson Metropolitan District (LIQ)(NBGA)(a)                 1.55       12/01/2028       23,990
    880     Postsecondary Educational Facilities Auth.
              (LOC - Wells Fargo Bank, N.A.)                               0.57        6/01/2011          880
  1,340     Postsecondary Educational Facilities Auth.
              (LOC - JPMorgan Chase Bank, N.A.)                            1.00        4/01/2013        1,340
  6,650     Timnath Dev. Auth. (LOC - Compass Bank)                        0.54       12/01/2029        6,650
  6,745     Triview Metropolitan District (LOC - Compass Bank)             0.54       11/01/2023        6,745
 25,000     Univ. Hospital Auth. (INS)(LIQ)                                2.97       11/15/2033       25,000
                                                                                                   ----------
                                                                                                      160,170
                                                                                                   ----------
            CONNECTICUT (0.2%)
  6,680     Health and Educational Facilities Auth. (LOC - Allied
              Irish Banks plc)                                             1.75        7/01/2030        6,680
                                                                                                   ----------
            DELAWARE (0.2%)
  6,600     EDA IDA                                                        1.90       12/01/2014        6,600
                                                                                                   ----------
            DISTRICT OF COLUMBIA (0.9%)
  7,685     District of Columbia (LOC - SunTrust Bank)                     0.58       10/01/2030        7,685
 10,000     District of Columbia (LOC - Dexia Credit Local)                1.10        6/01/2031       10,000
 13,890     Government (LIQ)(INS)(a)                                       1.63        6/01/2020       13,890
                                                                                                   ----------
                                                                                                       31,575
                                                                                                   ----------

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                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                    COUPON         FINAL          VALUE
(000)       SECURITY                                                       RATE         MATURITY        (000)
-------------------------------------------------------------------------------------------------------------
            FLORIDA (8.1%)
$13,590     Brevard County Housing Finance
              Auth. (LIQ)(NBGA)(a)                                         0.65%      12/01/2032   $   13,590
 15,995     Broward County Housing Finance
              Auth. (LIQ)(NBGA)(a)                                         0.80        9/01/2032       15,995
  5,995     Broward County School Board (INS)(LIQ)(a)                      0.75        7/01/2022        5,995
 23,000     Highlands County Health Facilities
              (LOC - SunTrust Bank)                                        0.58       11/15/2026       23,000
  7,220     Highlands County Health Facilities
              (LOC - SunTrust Bank)                                        0.55       11/15/2030        7,220
 20,000     Highlands County Health Facilities
              (LOC - SunTrust Bank)                                        0.58       11/15/2034       20,000
 35,280     Highlands County Health Facilities
              (LOC - SunTrust Bank)                                        0.58       11/15/2034       35,280
  5,000     Hillsborough County IDA (LIQ)
              (LOC - Citibank, N.A.)(a)                                    0.84       10/01/2041        5,000
 13,200     Housing Finance Corp. (LIQ)(NBGA)(a)                           0.80       10/01/2032       13,200
  4,560     JEA (INS)(LIQ)(a)                                              0.84       10/01/2013        4,560
  9,000     Miami-Dade County School Board (INS)(LIQ)(a)                   0.75        5/01/2027        9,000
  2,535     Miami-Dade County School Board (INS)(LIQ)(a)                   1.24       11/01/2031        2,535
 37,100     Orlando-Orange County Expressway Auth. (LIQ)(INS)              3.00        7/01/2032       37,100
  2,800     Palm Beach County (LOC - Northern Trust Co.)                   0.54        3/01/2027        2,800
 19,885     Pembroke Pines (INS)(LIQ)                                      0.50        7/01/2032       19,885
  7,555     Seminole County IDA (LOC - Allied Irish Banks plc)             1.20       11/01/2034        7,555
 27,700     Sunshine State Governmental Financing Commission
              (LOC - Dexia Credit Local)                                   2.50        7/01/2016       27,700
  1,500     Tallahassee (LIQ)(a)                                           1.15       10/01/2035        1,500
  8,345     Temple Terrace (LOC - SunTrust Bank)                           0.58       12/01/2030        8,345
  6,120     Univ. of North Florida Financing Corp. (LIQ)
              (LOC - Deutsche Bank A.G.)(a)                                0.52       11/01/2027        6,120
  6,500     Univ. of South Florida College of Medicine Health
              Facilities (LOC - SunTrust Bank)                             0.50        7/01/2037        6,500
  9,715     West Palm Beach (LIQ)(a)                                       0.94       10/01/2034        9,715
                                                                                                   ----------
                                                                                                      282,595
                                                                                                   ----------
            GEORGIA (1.7%)
    750     Columbus Dev. Auth. (LOC - SunTrust Bank)                      0.72        7/01/2010          750
 14,000     Floyd County Dev. Auth. (LOC - RBC Bank (USA))                 0.57        4/01/2017       14,000
 14,400     Floyd County Dev. Auth. (LOC - SunTrust Bank)                  0.63        3/01/2020       14,400
 30,150     Metropolitan Rapid Transit Auth. (LOC - Bayerische
              Landesbank and WestLB A.G.)                                  0.70        7/01/2025       30,150
                                                                                                   ----------
                                                                                                       59,300
                                                                                                   ----------

================================================================================

20  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                    COUPON         FINAL          VALUE
(000)       SECURITY                                                       RATE         MATURITY        (000)
-------------------------------------------------------------------------------------------------------------
            HAWAII (0.3%)
$ 5,130     Pacific Health (LOC - Bank of Nova Scotia)                     0.58%       7/01/2033   $    5,130
  4,190     Pacific Health (LOC - Bank of Nova Scotia)                     0.58        7/01/2033        4,190
                                                                                                   ----------
                                                                                                        9,320
                                                                                                   ----------
            ILLINOIS (3.1%)
 13,325     Chicago (LIQ)(a)                                               0.84        5/01/2014       13,325
  2,050     Chicago (LIQ)(INS)(a)                                          0.89        1/01/2017        2,050
  4,050     Chicago Board of Education (LIQ)(LOC - Deutsche
              Bank A.G.)(a)                                                0.61       12/01/2026        4,050
  4,200     Dev. Finance Auth.                                             0.70        1/01/2016        4,200
  1,355     Dev. Finance Auth. (LOC - Northern Trust Co.)                  1.24        8/01/2022        1,355
  4,500     Finance Auth. (LOC - Banco Santander)                          0.49        7/01/2038        4,500
  1,625     Finance Auth. (LOC - RBS Citizens, N.A.)                       0.89        9/01/2043        1,625
 46,000     Finance Auth. (LOC - RBS Citizens, N.A.)(b)                    3.25        1/01/2048       46,000
 19,990     Metropolitan Pier and Exposition Auth. (LIQ)
              (LOC - Deutsche Bank A.G.)(a)                                0.52        6/15/2034       19,990
  6,000     Metropolitan Pier and Exposition Auth. (LIQ)
              (LOC - Deutsche Bank A.G.)(a)                                0.52       12/15/2039        6,000
  4,249     Springfield Airport Auth.                                      1.15       10/15/2016        4,249
                                                                                                   ----------
                                                                                                      107,344
                                                                                                   ----------
            INDIANA (1.0%)
  6,910     Berne (LOC - Federal Home Loan Bank of Indianapolis)           0.64       10/01/2033        6,910
    646     Crawfordsville (LOC - Federal Home Loan Bank of
              Indianapolis)                                                0.58        1/01/2030          646
  6,165     Dev. Finance Auth. (LOC - National City Bank)                  0.54        1/01/2027        6,165
  3,265     Finance Auth. (LOC - National City Bank)                       0.79        6/01/2037        3,265
  1,300     Huntington                                                     1.00        6/26/2014        1,300
 13,660     Municipal Power Agency (INS)(LIQ)(a)                           0.83        1/01/2016       13,660
  1,800     St. Joseph County (LOC - Wells Fargo Bank, N.A.)               0.57        6/01/2022        1,800
                                                                                                   ----------
                                                                                                       33,746
                                                                                                   ----------
            IOWA (3.4%)
  6,850     Chillicothe                                                    0.70        1/01/2023        6,850
 12,750     Council Bluffs                                                 0.70        1/01/2025       12,750
  8,000     Finance Auth. (NBGA)                                           0.67       11/01/2035        8,000
 14,900     Finance Auth. (NBGA)                                           0.67       11/01/2035       14,900
  9,630     Higher Education Loan Auth. (LOC - Allied Irish Banks plc)     1.75       10/01/2033        9,630
 34,900     Louisa County                                                  0.90       10/01/2024       34,900
  1,710     Sheldon                                                        0.84       11/01/2015        1,710
 12,550     Wapello County (LOC - JPMorgan Chase Bank, N.A.)               0.55       10/01/2018       12,550
 17,005     Wapello County (LOC - JPMorgan Chase Bank, N.A.)               0.55       10/01/2031       17,005
                                                                                                   ----------
                                                                                                      118,295
                                                                                                   ----------

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                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                    COUPON         FINAL          VALUE
(000)       SECURITY                                                       RATE         MATURITY        (000)
-------------------------------------------------------------------------------------------------------------
            KANSAS (0.1%)
$ 3,815     North Newton (LOC - U.S. Bank, N.A.)                           0.64%       1/01/2023   $    3,815
                                                                                                   ----------
            KENTUCKY (2.4%)
  1,685     Boone County (LOC - JPMorgan Chase Bank, N.A.)                 1.00       11/01/2021        1,685
 21,080     Economic Dev. Finance Auth. (INS)(LIQ)                         0.89        8/01/2018       21,080
  2,000     Frankfort                                                      1.00        5/07/2014        2,000
  9,005     Hancock County (LOC - SunTrust Bank)                           0.69        7/01/2010        9,005
  9,490     Hancock County (LOC - SunTrust Bank)                           0.69        7/01/2011        9,490
 20,000     Hancock County (LOC - Wachovia Bank, N.A.)                     0.64        7/01/2012       20,000
  1,770     Lexington-Fayette Urban County (LOC - JPMorgan
              Chase Bank, N.A.)                                            1.00        7/01/2021        1,770
 18,110     Louisville and Jefferson County (LIQ)(a)                       0.83        5/15/2036       18,110
                                                                                                   ----------
                                                                                                       83,140
                                                                                                   ----------
            LOUISIANA (1.6%)
  1,550     Ascension Parish                                               1.00        9/01/2010        1,550
  6,600     Ascension Parish                                               0.60        3/01/2011        6,600
  5,000     Donaldsonville IDB (LOC - Regions Bank)                        2.55        2/01/2027        5,000
    168     Municipal Securities Trust (LIQ)(LOC - Bank of
              New York Mellon)(a)                                          0.75        6/24/2022          168
  9,970     New Orleans (LOC - Capital One, N.A.)                          1.29        8/01/2024        9,970
  1,100     Public Facilities Auth.                                        0.60        8/01/2017        1,100
  1,200     Public Facilities Auth. (LIQ)(LOC - Branch
              Banking & Trust Co.)(a)                                      0.55        7/01/2018        1,200
  9,190     Public Facilities Auth. (LOC - Bank of New York Mellon)        0.70        4/01/2021        9,190
  3,875     Public Facilities Auth. (LOC - Capital One, N.A.)              1.14        7/01/2023        3,875
    700     Public Facilities Auth. (LOC - Capital One, N.A.)              1.29        7/01/2023          700
  3,685     Public Facilities Auth. (LOC - Capital One, N.A.)              1.14        7/01/2027        3,685
 11,550     State (LIQ)(INS)(a)                                            0.99        5/01/2036       11,550
                                                                                                   ----------
                                                                                                       54,588
                                                                                                   ----------
            MAINE (0.4%)
 13,100     Finance Auth. (LOC - Sovereign Bank)                           2.79        7/01/2037       13,100
                                                                                                   ----------
            MARYLAND (1.0%)
  1,000     Baltimore County IDA                                           1.00        3/01/2014        1,000
  4,935     Chestertown (LOC - RBS Citizens, N.A.)                         3.20        3/01/2038        4,935
  7,500     Gaithersburg (LIQ)(LOC - Citibank, N.A.)(a)                    0.84        1/01/2036        7,500
 20,475     Montgomery County Auth. (LOC - Manufacturers &
              Traders Trust Co.)                                           0.64       12/01/2027       20,475
                                                                                                   ----------
                                                                                                       33,910
                                                                                                   ----------
            MASSACHUSETTS (4.1%)
 19,475     Dev. Finance Agency (LOC - RBS Citizens, N.A.)                 3.50       10/01/2030       19,475
 26,660     Dev. Finance Agency (LOC - RBS Citizens, N.A.)                 3.10       11/01/2034       26,660

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22  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                    COUPON         FINAL          VALUE
(000)       SECURITY                                                       RATE         MATURITY        (000)
-------------------------------------------------------------------------------------------------------------
$ 5,500     Dev. Finance Agency (LOC - TD Bank, N.A.)                      0.70%       9/01/2038   $    5,500
 28,400     Dev. Finance Agency (LOC - RBS Citizens, N.A.)                 3.50       10/01/2038       28,400
 41,100     Dev. Finance Agency (LOC - RBS Citizens, N.A.)(b)              5.00        7/01/2043       41,100
  7,900     Industrial Finance Agency (LOC - Wachovia Bank, N.A.)          1.99        4/01/2010        7,900
 15,250     State (LIQ)(LOC - Societe Generale)(a)                         0.54        8/01/2037       15,250
                                                                                                   ----------
                                                                                                      144,285
                                                                                                   ----------
            MICHIGAN (3.4%)
 10,040     Board of Trustees of Western Michigan Univ. (LIQ)(INS)         5.50       11/15/2022       10,040
 10,500     Building Auth. (LIQ)(LOC - Citibank, N.A.)(a)                  0.83       10/15/2036       10,500
  7,100     Building Auth. (LIQ)(INS)(a)                                   1.64       10/15/2036        7,100
 21,235     Building Auth. (LIQ)(INS)(a)                                   1.74       10/15/2036       21,235
 13,100     Higher Education Facilities Auth. (LOC - Comerica
              Bank, N.A.)                                                  0.77        8/01/2026       13,100
 31,575     Marquette County (LOC - RBS Citizens, N.A.)                    3.04        3/01/2033       31,575
  5,585     Oakland County EDC (LOC - Allied Irish Banks plc)              1.94        9/01/2023        5,585
  1,620     Oakland County EDC (LOC - Allied Irish Banks plc)              2.54        9/01/2023        1,620
  7,055     Oakland County EDC (LOC - Comerica Bank, N.A.)                 1.04        5/01/2037        7,055
 12,755     Strategic Fund (LOC - Allied Irish Banks plc)                  1.20        5/01/2032       12,755
                                                                                                   ----------
                                                                                                      120,565
                                                                                                   ----------
            MINNESOTA (0.7%)
  2,985     Canby Community Hospital District No.1                         0.84       11/01/2026        2,985
  4,675     City of Rochester (LOC - ABN AMRO Bank N.V.)                   1.54        4/01/2022        4,675
  4,100     North Suburban Hospital District (LOC - Wells Fargo
              Bank, N.A.)                                                  0.59        2/01/2013        4,100
 13,790     State (LIQ)(a)                                                 0.63        6/01/2020       13,790
                                                                                                   ----------
                                                                                                       25,550
                                                                                                   ----------
            MISSISSIPPI (1.0%)
 17,340     Business Finance Corp. (LOC - Regions Bank)                    0.98       10/01/2018       17,340
  7,310     Business Finance Corp. (LOC - Hancock Bank)                    1.33        4/01/2033        7,310
  9,900     Business Finance Corp. (LOC - Hancock Bank)                    1.29       12/01/2036        9,900
                                                                                                   ----------
                                                                                                       34,550
                                                                                                   ----------
            MISSOURI (1.1%)
  4,500     Health and Educational Facilities Auth. (LOC - Allied
              Irish Banks plc)                                             1.75        6/01/2023        4,500
  8,800     Health and Educational Facilities Auth.
              (LOC - Commerce Bank, N.A.)                                  0.62        7/01/2025        8,800
  6,255     Health and Educational Facilities Auth.
              (LOC - KBC Bank, N.V.)                                       2.00        8/01/2029        6,255
 10,345      Health and Educational Facilities Auth. (LOC - Bank of
              Oklahoma, N.A.)                                              0.65        7/01/2040       10,345
  9,000     Jackson County IDA (LOC - Commerce Bank, N.A.)                 0.62        7/01/2025        9,000
                                                                                                   ----------
                                                                                                       38,900
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                    COUPON         FINAL          VALUE
(000)       SECURITY                                                       RATE         MATURITY        (000)
-------------------------------------------------------------------------------------------------------------
            NEBRASKA (0.3%)
$10,000     Lancaster County Hospital Auth. (LOC - Allied
              Irish Banks plc)                                             0.85%       7/01/2030   $   10,000
  2,130     Sarpy County                                                   1.00        7/01/2013        2,130
                                                                                                   ----------
                                                                                                       12,130
                                                                                                   ----------
            NEVADA (1.7%)
 10,760     Clark County (INS)(LIQ)(a)                                     0.75        7/01/2019       10,760
 28,700     Clark County (LOC - Bayerische Landesbank)                     0.50        7/01/2029       28,700
 20,000     Clark County (LOC - Landesbank Baden-Wurttemberg)              0.50        7/01/2040       20,000
                                                                                                   ----------
                                                                                                       59,460
                                                                                                   ----------
            NEW HAMPSHIRE (1.1%)
 16,200     Health and Educational Facilities Auth.
              (LOC - RBS Citizens, N.A.)                                   3.20        7/01/2032       16,200
 23,000     Health and Educational Facilities Auth.
              (LOC - RBS Citizens, N.A.)                                   3.00        6/01/2038       23,000
                                                                                                   ----------
                                                                                                       39,200
                                                                                                   ----------
            NEW JERSEY (0.4%)
  3,295     EDA (LOC - Valley National Bank)                               0.90        3/01/2031        3,295
  9,830     Health Care Facilities Financing Auth. (LIQ)
              (LOC - Bank of America, N.A.)(a)                             0.64        7/01/2013        9,830
                                                                                                   ----------
                                                                                                       13,125
                                                                                                   ----------
            NEW YORK (3.8%)
  4,000     Broome County IDA (LOC - Manufacturers & Traders
              Trust Co.)                                                   0.59        7/01/2023        4,000
    340     Dormitory Auth. (LOC - Key Bank, N.A.)                         0.65        7/01/2038          340
  2,030     Erie County IDA (INS)(LIQ)(a)                                  0.84       11/01/2015        2,030
 28,000     Long Island Power Auth. (LIQ)(INS)                             3.25       12/01/2029       28,000
  5,775     Monroe County IDA (LOC - RBS Citizens, N.A.)                   3.10        7/01/2027        5,775
  3,145     Monroe County IDA (LOC - Manufacturers & Traders Trust Co.)    0.74       12/01/2034        3,145
  6,465     New York City (LIQ)(LOC - Dexia Credit Local)(a)               3.25        2/01/2016        6,465
  1,500     New York City Municipal Water Finance Auth. (LIQ)(a)           0.72        6/15/2039        1,500
 13,000     Rensselaer County IDA (LOC - RBS Citizens, N.A.)               3.10        6/01/2038       13,000
 38,830     Triborough Bridge and Tunnel Auth. (LOC - Bayerische
              Landesbank)                                                  0.50        1/01/2032       38,830
 29,555     Watervliet Housing Auth. (LOC - RBS Citizens, N.A.)            3.10       12/01/2036       29,555
                                                                                                   ----------
                                                                                                      132,640
                                                                                                   ----------
            NORTH CAROLINA (0.4%)
 12,485     Fayetteville (LIQ)(INS)                                        2.47        3/01/2024       12,485
                                                                                                   ----------

================================================================================

24  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                    COUPON         FINAL          VALUE
(000)       SECURITY                                                       RATE         MATURITY        (000)
-------------------------------------------------------------------------------------------------------------
            OHIO (5.2%)
$22,300     Air Quality Dev. Auth.                                         2.50%       9/01/2030   $   22,300
 18,365     Cincinnati School District (LIQ)(INS)(a)                       1.30       12/15/2032       18,365
  6,000     Clark County IDA (LOC - Deutsche Bank, A.G.)                   2.20       12/01/2010        6,000
    600     Cuyahoga County (LOC - JPMorgan Chase Bank, N.A.)              0.95       11/01/2019          600
  9,575     Hamilton County (LOC - Key Bank, N.A.)                         0.63        6/01/2035        9,575
  3,600     Hilliard (LOC - U.S. Bank, N.A.)                               0.64        8/01/2012        3,600
    280     Logan County (LOC - Fifth Third Bank)                          2.54        4/01/2027          280
  2,800     Meigs County (LOC - U.S. Bank, N.A.)                           0.64        8/01/2012        2,800
 45,000     Montgomery County (LIQ)(INS)                                   4.50        8/01/2047       45,000
 21,885     Northeast Regional Sewer District (LIQ)(a)                     0.84       11/15/2033       21,885
 25,285     Univ. of Akron (INS)(LIQ)                                      2.75        1/01/2029       25,285
 24,230     Univ. of Akron (INS)(LIQ)                                      2.75        1/01/2029       24,230
  3,000     Warren County (LOC - U.S. Bank, N.A.)                          0.64        8/01/2012        3,000
                                                                                                   ----------
                                                                                                      182,920
                                                                                                   ----------
            OKLAHOMA (3.2%)
  8,700     Garfield County Industrial Auth.                               0.65        1/01/2025        8,700
  2,540     IDA (LOC - JPMorgan Chase Bank, N.A.)                          1.00        8/01/2018        2,540
 32,400     Muskogee Industrial Trust(c)                                   0.61        1/01/2025       32,400
 55,900     Muskogee Industrial Trust(c)                                   0.65        6/01/2027       55,900
 11,700     Tulsa Industrial Auth. (LOC - Bank of Oklahoma, N.A.)          0.74       11/01/2026       11,700
                                                                                                   ----------
                                                                                                      111,240
                                                                                                   ----------
            OREGON (1.1%)
 38,100     Port of Portland (LOC - Bank of Tokyo-Mitsubishi
              UFJ, Ltd.)                                                   0.65       12/01/2014       38,100
                                                                                                   ----------
            PENNSYLVANIA (5.7%)
  4,900     Chartiers Valley Industrial and Commercial Dev. Auth.          1.25       11/15/2017        4,900
 11,565     Elizabethtown IDA (LOC - Fulton Bank)                          0.59        6/15/2029       11,565
 27,000     Emmaus General Auth. (INS)(LIQ)                                1.72       12/01/2028       27,000
  2,500     Higher Educational Facilities Auth. (LOC - Fulton Bank)        0.66       11/01/2028        2,500
  4,000     Higher Educational Facilities Auth. (LOC - Fulton Bank)        0.66       11/01/2033        4,000
  5,000     Lancaster IDA (LOC - Fulton Bank)                              0.66       11/01/2028        5,000
 12,175     Lancaster Municipal Auth. (LOC - Fulton Bank)                  0.72        5/01/2036       12,175
 40,000     Moon IDA (LOC - Bank of Scotland)                              0.75        7/01/2038       40,000
 12,350     Northampton County IDA (LOC - Fulton Bank)                     0.59        1/01/2038       12,350
 11,260     Philadelphia (INS)(LIQ)(a)                                     2.04        3/01/2013       11,260
 39,100     Philadelphia (LIQ)(INS)                                        3.50        8/01/2031       39,100
  9,985     Reading School District (LIQ)(LOC - Deutsche
              Bank A.G.)(a)                                                0.51        1/15/2034        9,985
 20,300     Water Auth. (LIQ)(INS)                                         3.25       11/01/2024       20,300
                                                                                                   ----------
                                                                                                      200,135
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                    COUPON         FINAL          VALUE
(000)       SECURITY                                                       RATE         MATURITY        (000)
-------------------------------------------------------------------------------------------------------------
            PUERTO RICO (1.6%)
$22,790     Commonwealth (LIQ)(LOC - Bank of America, N.A.)(a)             0.54%       7/01/2011   $   22,790
 24,100     Electric Power Auth. (LIQ)(LOC - Citibank, N.A.)(a)            0.81        9/03/2009       24,100
 10,000     Electric Power Auth. (LIQ)(LOC - Dexia Credit Local)(a)        3.27        7/01/2033       10,000
                                                                                                   ----------
                                                                                                       56,890
                                                                                                   ----------
            RHODE ISLAND (0.1%)
  5,445     Health and Educational Building Corp. (LOC - RBS
              Citizens, N.A.)                                              5.00        4/01/2036        5,445
                                                                                                   ----------
            SOUTH CAROLINA (1.5%)
 15,075     Charleston County School District (INS)(LIQ)(a)                0.75       12/01/2030       15,075
 29,360     Jobs EDA (LOC - Regions Bank)                                  2.00       10/01/2035       29,360
  7,480     Jobs EDA (LOC - SunTrust Bank)                                 0.58       11/01/2035        7,480
                                                                                                   ----------
                                                                                                       51,915
                                                                                                   ----------
            SOUTH DAKOTA (1.6%)
  5,975     Health and Educational Facilities Auth.                        0.84       11/01/2020        5,975
  3,930     Health and Educational Facilities Auth.                        0.84       11/01/2025        3,930
  8,305     Health and Educational Facilities Auth.                        0.84       11/01/2027        8,305
 36,495     Health and Educational Facilities Auth. (LOC - Allied
              Irish Banks plc)                                             1.32        7/01/2033       36,495
                                                                                                   ----------
                                                                                                       54,705
                                                                                                   ----------
            TENNESSEE (1.8%)
  4,900     Jackson Health, Educational and Housing Facility
              Board (LOC - Regions Bank)                                   2.54        9/01/2016        4,900
  3,195     Jackson Health, Educational and Housing Facility
              Board (LOC - Regions Bank)                                   1.54        7/01/2024        3,195
 15,000     Johnson Health and Educational Facilities Board
              (LOC - Regions Bank)                                         0.95        7/01/2038       15,000
  9,500     McMinn County (LOC - Regions Bank)                             1.54       11/01/2036        9,500
  5,550     Metropolitan Government of Nashville and Davidson
              IDB (LOC - Regions Bank)                                     1.30       12/01/2014        5,550
 23,500     Sullivan County Health, Educational and Housing
              Facilities Board (LOC - Bank of America, N.A.)               0.53        9/01/2032       23,500
                                                                                                   ----------
                                                                                                       61,645
                                                                                                   ----------
            TEXAS (8.4%)
 11,000     Atascosa County IDC (NBGA)                                     0.60        6/30/2020       11,000
  1,120     Bell County Health Facilities Dev. Corp.
              (LOC - JPMorgan Chase Bank, N.A.)                            1.00        5/01/2023        1,120
  2,615     Cameron Education Corp. (LOC - JPMorgan
              Chase Bank, N.A.)                                            1.00        6/01/2031        2,615
  9,105     Crawford Education Facilities Corp.
              (LOC - BNP Paribas)                                          1.10        5/01/2035        9,105

================================================================================

26  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                    COUPON         FINAL          VALUE
(000)       SECURITY                                                       RATE         MATURITY        (000)
-------------------------------------------------------------------------------------------------------------
$ 8,210     Denton County (LIQ)(a)                                         0.84%       7/15/2011   $    8,210
  9,570     El Paso County Hospital District (LIQ)(a)                      0.84        8/15/2013        9,570
 10,255     Forney ISD (LIQ)(NBGA)(a)                                      0.54        8/15/2033       10,255
  2,595     Houston (LIQ)(LOC - Deutsche Bank A.G.)(a)                     0.52       11/15/2026        2,595
 14,550     Houston (INS)(LIQ)(a)                                          1.24        5/15/2027       14,550
 19,750     Houston (INS)(LIQ)(a)                                          0.83       11/15/2031       19,750
 13,335     Houston (LIQ)(INS)(a)                                          1.64        7/01/2032       13,335
 53,350     Houston (LOC - Bank of America, N.A., Bank of
              New York Mellon, Dexia Credit Local, and State
              Street Bank and Trust Co.)                                   1.80        5/15/2034       53,350
 29,460     Houston (LOC - Bank of America, N.A., Bank of
              New York Mellon, Dexia Credit Local, and State
              Street Bank and Trust Co.)                                   1.80        5/15/2034       29,460
  6,895     Houston ISD (LIQ)(NBGA)(a)                                     0.52        1/09/2014        6,895
  7,435     Judson ISD (INS)(LIQ)(a)                                       0.75        2/01/2037        7,435
  1,800     North Central IDA                                              1.00       10/01/2013        1,800
 16,400     Student Housing Auth. (LIQ)(NBGA)(a)                           0.65       10/01/2033       16,400
 14,470     Tarrant County Housing Finance Corp. (LIQ)(NBGA)(a)            0.65       11/01/2029       14,470
 19,500     Transportation Commission (LIQ)(a)                             0.61        4/01/2033       19,500
  9,090     Transportation Commission (LIQ)(a)                             0.61        4/01/2035        9,090
  7,700     Trinity River IDA                                              1.05        1/01/2013        7,700
 25,635     Turnpike Auth. (INS)(LIQ)(a)                                   1.24        8/15/2042       25,635
                                                                                                   ----------
                                                                                                      293,840
                                                                                                   ----------
            VERMONT (0.2%)
  6,665     Educational and Health Buildings Financing Agency
              (LOC - Allied Irish Banks plc)                               0.65        4/15/2033        6,665
                                                                                                   ----------
            VIRGINIA (1.9%)
 20,380     Alexandria IDA (LOC - Branch Banking & Trust Co.)              0.54       10/01/2030       20,380
  4,875     Alexandria IDA (LOC - Branch Banking & Trust Co.)              0.54       10/01/2035        4,875
  3,500     Fairfax County EDA (LOC - SunTrust Bank)                       0.58        6/01/2037        3,500
 22,085     Harrisonburg Redevelopment and Housing Auth.
              (LIQ)(NBGA)(a)                                               0.65        2/01/2026       22,085
 15,650     Lynchburg IDA (LOC - SunTrust Bank)                            0.58        1/01/2035       15,650
  1,355     Suffolk Redevelopment and Housing Auth.
              (LIQ)(NBGA)(a)                                               0.60        7/01/2024        1,355
                                                                                                   ----------
                                                                                                       67,845
                                                                                                   ----------
            WASHINGTON (2.3%)
  5,000     Economic Dev. Finance Auth. (LOC - Bank of the West)           0.60        2/12/2019        5,000
  4,265     Economic Dev. Finance Auth. (LOC - Bank of America, N.A.)      0.54        6/01/2029        4,265
  4,395     Health Care Facilities Auth. (INS)(LIQ)(a)                     1.34        8/15/2013        4,395

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                    COUPON         FINAL          VALUE
(000)       SECURITY                                                       RATE         MATURITY        (000)
-------------------------------------------------------------------------------------------------------------
$18,625     Health Care Facilities Auth. (INS)(LIQ)                        1.75%      12/01/2036   $   18,625
 17,500     Health Care Facilities Auth. (LOC - Key Bank, N.A.)            0.65        7/01/2038       17,500
 10,540     Higher Education Facilities Auth.                              0.53       10/01/2031       10,540
  1,500     Housing Finance Commission (LOC - Key Bank, N.A.)              0.65        4/01/2043        1,500
 18,270     State Housing Finance Commission (LOC - HSH Nordbank A.G.)     0.85        3/01/2036       18,270
                                                                                                   ----------
                                                                                                       80,095
                                                                                                   ----------
            WEST VIRGINIA (0.9%)
  2,775     Harrison County (LOC - U.S. Bank, N.A.)                        0.64       12/01/2012        2,775
  9,630     Marshall County                                                0.60        3/01/2026        9,630
  3,100     Monongalia County (LOC - U.S. Bank, N.A.)                      0.64       12/01/2012        3,100
 15,600     Monongalia County (LOC - JPMorgan Chase Bank, N.A.)            0.58        7/01/2040       15,600
  2,200     Ripley (LOC - U.S. Bank, N.A.)                                 0.64       12/01/2012        2,200
                                                                                                   ----------
                                                                                                       33,305
                                                                                                   ----------
            WISCONSIN (1.3%)
  6,200     Health and Educational Facilities Auth. (LOC - Allied
              Irish Banks plc)                                             1.75       11/01/2017        6,200
    820     Health and Educational Facilities Auth.
              (LOC - JPMorgan Chase Bank, N.A.)                            1.00        5/01/2026          820
 12,970     Health and Educational Facilities Auth. (LIQ)(INS)             4.50        2/15/2033       12,970
  4,100     Health and Educational Facilities Auth.
              (LOC - JPMorgan Chase Bank, N.A.)                            0.54       10/01/2033        4,100
  5,000     Health and Educational Facilities Auth.
              (LOC - JPMorgan Chase Bank, N.A.)                            0.54       10/01/2033        5,000
  8,000     Milwaukee                                                      0.83        9/01/2015        8,000
  2,160     Milwaukee Redevelopment Auth.
              (LOC - JPMorgan Chase Bank, N.A.)                            0.65        5/01/2025        2,160
  7,250     Sheboygan                                                      0.83        9/01/2015        7,250
                                                                                                   ----------
                                                                                                       46,500
                                                                                                   ----------
            WYOMING (0.9%)
 16,500     Converse County                                                2.25       12/01/2020       16,500
  9,335     Sweetwater County                                              2.25       12/01/2020        9,335
  6,305     Sweetwater County                                              2.25       12/01/2020        6,305
                                                                                                   ----------
                                                                                                       32,140
                                                                                                   ----------
            Total Variable-Rate Demand Notes (cost: $3,140,678)                                     3,140,678
                                                                                                   ----------
            PUT BONDS (4.0%)

            ALABAMA (0.2%)
  8,000     Mobile IDB                                                     2.00        7/15/2034        8,000
                                                                                                   ----------

================================================================================

28  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                    COUPON         FINAL          VALUE
(000)       SECURITY                                                       RATE         MATURITY        (000)
-------------------------------------------------------------------------------------------------------------
            COLORADO (0.5%)
$ 4,485     Central Platte Valley Metropolitan District
              (LOC - BNP Paribas)                                          3.00%      12/01/2031   $    4,485
  9,700     Central Platte Valley Metropolitan District
              (LOC - BNP Paribas)                                          3.00       12/01/2036        9,700
  3,570     NBC Metropolitan District (LOC - U.S. Bank, N.A.)              2.25       12/01/2030        3,570
                                                                                                   ----------
                                                                                                       17,755
                                                                                                   ----------
            FLORIDA (0.5%)
 16,000     Escambia County                                                1.75        4/01/2039       16,000
                                                                                                   ----------
            GEORGIA (0.3%)
 11,000     Monroe County Dev. Auth.                                       1.95       11/01/2048       11,000
                                                                                                   ----------
            MASSACHUSETTS (0.2%)
  8,722     Health and Educational Facilities Auth.                        2.85       11/01/2033        8,722
                                                                                                   ----------
            MISSISSIPPI (0.4%)
 12,545     Claiborne County (NBGA)                                        1.95       12/01/2015       12,545
                                                                                                   ----------
            MONTANA (1.3%)
  9,415     Board of Investments (NBGA)                                    2.15        3/01/2017        9,415
 12,055     Board of Investments (NBGA)                                    2.15        3/01/2018       12,055
 11,750     Board of Investments (NBGA)                                    2.15        3/01/2025       11,750
 12,735     Board of Investments (NBGA)                                    2.15        3/01/2028       12,735
                                                                                                   ----------
                                                                                                       45,955
                                                                                                   ----------
            PENNSYLVANIA (0.3%)
  9,080     Montgomery County IDA (LOC - Wachovia Bank, N.A.)              2.85        4/01/2037        9,080
                                                                                                   ----------
            TEXAS (0.2%)
  8,500     Northside ISD (LIQ)(NBGA)                                      2.00        8/01/2033        8,500
                                                                                                   ----------
            VIRGINIA (0.1%)
  3,000     Fairfax County IDA                                             1.60        4/15/2035        3,000
                                                                                                   ----------
            Total Put Bonds (cost: $140,557)                                                          140,557
                                                                                                   ----------

            FIXED-RATE INSTRUMENTS (5.6%)

            CALIFORNIA (2.0%)
 20,000     State                                                          3.50        4/02/2009       20,000
 16,500     State                                                          3.75        4/09/2009       16,500
 10,000     State                                                          3.75        4/09/2009       10,000
 10,000     State                                                          3.85        4/13/2009       10,000
 15,000     State                                                          4.50        4/14/2009       15,000
                                                                                                   ----------
                                                                                                       71,500
                                                                                                   ----------
            MICHIGAN (0.6%)
 20,000     State                                                          3.00        9/30/2009       20,093
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                    COUPON         FINAL          VALUE
(000)       SECURITY                                                       RATE         MATURITY        (000)
-------------------------------------------------------------------------------------------------------------
            MINNESOTA (1.0%)
$ 1,000     East Grand Forks ISD (NBGA)                                    2.50%       9/22/2009   $    1,002
  3,295     Greenway ISD (NBGA)                                            2.50        9/17/2009        3,302
  3,750     Litchfield ISD (NBGA)                                          2.50        9/17/2009        3,758
  8,119     Minneapolis St. Paul (LOC - WestLB A.G.)                       1.25        4/07/2009        8,119
  3,040     New London-Spicer ISD (NBGA)                                   2.50        8/28/2009        3,048
  1,415     New York Mills ISD (NBGA)                                      2.75        9/21/2009        1,420
  1,695     Ogilvie ISD (NBGA)                                             2.75        8/17/2009        1,701
  3,780     Park Rapids ISD (NBGA)                                         2.75        8/24/2009        3,794
  2,175     Warroad ISD (NBGA)                                             3.00        8/07/2009        2,184
  1,875     Waseca ISD (NBGA)                                              2.50        9/23/2009        1,879
  3,700     West St. Paul ISD (NBGA)                                       2.75        3/11/2010        3,734
                                                                                                   ----------
                                                                                                       33,941
                                                                                                   ----------
            TEXAS (2.0%)
 10,000     Houston                                                        0.75        4/03/2009       10,000
 27,750     Houston                                                        3.25        5/06/2009       27,750
  5,000     Houston                                                        1.75        5/14/2009        5,000
 13,000     Houston                                                        1.70        5/21/2009       13,000
  6,000     Houston                                                        1.70        6/04/2009        6,000
 10,000     Houston                                                        1.70        6/12/2009       10,000
                                                                                                   ----------
                                                                                                       71,750
                                                                                                   ----------
            Total Fixed-Rate Instruments (cost: $197,284)                                             197,284
                                                                                                   ----------

            TOTAL INVESTMENTS (COST: $3,478,519)                                                   $3,478,519
                                                                                                   ==========

================================================================================

30  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2009

--------------------------------------------------------------------------------

o GENERAL NOTES

  Values of securities are determined by procedures and practices discussed in
  Note 1 to the financial statements.

  The cost of securities at March 31, 2009, for federal income tax purposes, was $3,478,519,000.

  The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o SPECIFIC NOTES

  (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

  (b) At March 31, 2009, the aggregate market value of securities purchased on a delayed-delivery basis was $87,100,000.

  (c) At March 31, 2009, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  31

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

March 31, 2009

--------------------------------------------------------------------------------

ASSETS
  Investments in securities (amortized cost approximates market value)     $3,478,519
  Cash                                                                             84
  Receivables:
     Capital shares sold                                                        4,809
     Interest                                                                   7,080
     Securities sold                                                          111,248
  Prepaid expense (Note 1F)                                                       114
                                                                           ----------
        Total assets                                                        3,601,854
                                                                           ----------
LIABILITIES
  Payables:
     Securities purchased                                                      97,175
     Capital shares redeemed                                                    4,528
     Dividends on capital shares                                                   58
  Accrued management fees                                                         827
  Accrued transfer agent's fees                                                   206
  Other accrued expenses and payables                                             146
                                                                           ----------
        Total liabilities                                                     102,940
                                                                           ----------
           Net assets applicable to capital shares outstanding             $3,498,914
                                                                           ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                          $3,498,488
  Accumulated net realized gain on investments                                    426
                                                                           ----------
           Net assets applicable to capital shares outstanding             $3,498,914
                                                                           ==========
  Capital shares outstanding, unlimited number of shares
     authorized, no par value                                               3,498,489
                                                                           ==========
  Net asset value, redemption price, and offering price per share          $     1.00
                                                                           ==========

See accompanying notes to financial statements.

================================================================================

32  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Year ended March 31, 2009

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest income                                                         $81,721
                                                                          -------
EXPENSES
  Management fees                                                           9,483
  Administration and servicing fees                                         3,387
  Transfer agent's fees                                                     3,000
  Custody and accounting fees                                                 369
  Postage                                                                      99
  Shareholder reporting fees                                                   72
  Trustees' fees                                                               10
  Registration fees                                                           114
  Professional fees                                                            95
  Guarantee program fee (Note 1F)                                             726
  Other                                                                        60
                                                                          -------
      Total expenses                                                       17,415
  Expenses paid indirectly                                                     (8)
                                                                          -------
      Net expenses                                                         17,407
                                                                          -------
NET INVESTMENT INCOME                                                      64,314
                                                                          -------

NET REALIZED GAIN ON INVESTMENTS
  Net realized gain                                                           477
                                                                          -------
  Increase in net assets resulting from operations                        $64,791
                                                                          =======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  33

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Years ended March 31,

--------------------------------------------------------------------------------

                                                                        2009            2008
--------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                          $    64,314     $    79,812
  Net realized gain on investments                                       477             365
                                                                 ---------------------------
     Increase in net assets resulting from operations                 64,791          80,177
                                                                 ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                              (64,345)        (79,812)
  Net realized gains                                                    (360)            (79)
                                                                 ---------------------------
     Distributions to shareholders                                   (64,705)        (79,891)
                                                                 ---------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                        2,582,033       2,020,756
  Reinvested dividends                                                63,294          78,074
  Cost of shares redeemed                                         (2,067,149)     (1,597,753)
                                                                 ---------------------------
     Increase in net assets from capital share transactions          578,178         501,077
                                                                 ---------------------------
  Net increase in net assets                                         578,264         501,363
NET ASSETS
  Beginning of year                                                2,920,650       2,419,287
                                                                 ---------------------------
  End of year                                                    $ 3,498,914     $ 2,920,650
                                                                 ===========================
Accumulated undistributed net investment income:
  End of year                                                    $         -     $        31
                                                                 ===========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                      2,582,033       2,020,756
  Shares issued for dividends reinvested                              63,294          78,074
  Shares redeemed                                                 (2,067,149)     (1,597,753)
                                                                 ---------------------------
     Increase in shares outstanding                                  578,178         501,077
                                                                 ===========================

See accompanying notes to financial statements.

================================================================================

34  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

March 31, 2009

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this annual report pertains only to the USAA Tax Exempt Money Market Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax, with a further objective of preserving capital and maintaining liquidity.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

   2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value
       (NAV) approved by the Trust's Board of Trustees.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

B. FAIR VALUE MEASUREMENTS -- Effective April 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

   SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

   The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

================================================================================

36  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

   The following is a summary of the inputs used to value the Fund's assets as of March 31, 2009:

   VALUATION INPUTS                                 INVESTMENTS IN SECURITIES
   --------------------------------------------------------------------------
   Level 1 -- Quoted Prices                               $            -
   Level 2 -- Other Significant Observable Inputs          3,478,519,000
   Level 3 -- Significant Unobservable Inputs                          -
   --------------------------------------------------------------------------
   Total                                                  $3,478,519,000
   --------------------------------------------------------------------------

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. As of March 31, 2009, net outstanding delayed-delivery commitments, including interest purchased, for the Fund were $87,100,000, of which none were when-issued securities.

F. GUARANTEE PROGRAM -- On April 10, 2009, the Trust's Board of Trustees approved the continuation of the Fund's participation in the U.S. Department of the Treasury's (the U.S. Treasury) Temporary Guarantee

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

   Program for Money Market Funds (the Program) through September 18, 2009.
   The Fund's participation was previously due to expire on April 30, 2009. Subject to certain terms and conditions, the Program provides coverage to shareholders for amounts held in participating money market funds as of the close of business on September 19, 2008. If the Fund's NAV declines to below $0.995 after that date (Guarantee Event), the Program will provide coverage to Fund shareholders for up to $1 per share for the lesser of either the number of shares the shareholder held in the Fund at the close of business on that date or the number of shares the shareholder holds on the date that the Guarantee Event occurs. Fund shares acquired after September 19, 2008, generally are not covered under the Program. Additionally, shareholders not invested in the Fund on September 19, 2008, or shareholders who had a zero balance after September 19, 2008, will not be covered under the Program. As a requirement of continued participation in the Program, the Fund has agreed to liquidate within approximately 30 days if a Guarantee Event occurs. Participation in the Program does not guarantee a $1 NAV upon redemption or liquidation of shares. The amount of coverage is dependent on the availability of assets in the Exchange Stabilization Fund as determined by the U.S. Treasury. The U.S. Treasury and the Internal Revenue Service have issued guidance that confirms participation in the Program will not be treated as a federal guarantee that jeopardizes the tax-exempt treatment of payments by the Fund. The Fund will be responsible for payment of fees required to continue its participation in the Program without regard to any waivers or expense limitations in effect for the Fund. The participation fee for the term of the Program (September 19, 2008, through September 18, 2009) is 0.04% of the number of shares outstanding of the Fund as of September 19, 2008, or $1,344,000. For the year ended March 31, 2009, the participation fee appears as $726,000 on the statement of operations as guarantee program fee and $114,000 on the statement of assets and liabilities as prepaid expense. The balance of the participation fee of $504,000 will be expensed May 1, 2009, through September 18, 2009.

================================================================================

38  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

G. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the year ended March 31, 2009, these custodian and other bank credits reduced the Fund's expenses by $8,000.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. Prior to September 25, 2008, the committed loan agreement was $300 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

CAPCO's funding programs in total (in no event to exceed 0.07% annually of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the year ended March 31, 2009, the Fund paid CAPCO facility fees of $8,000, which represents 9.5% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended March 31, 2009.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

The tax character of distributions paid during the years ended March 31, 2009, and 2008, was as follows:

                                               2009                   2008
                                           ----------------------------------
Tax-exempt income                          $64,345,000            $79,781,000
Ordinary income*                               216,000                104,000
Net long-term capital gains                    144,000                  6,000

As of March 31, 2009, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income                                      $ 58,000
Undistributed ordinary income*                                        402,000
Undistributed long-term capital gains                                  26,000
Accumulated capital and other losses                                   (2,000)

*Represents short-term realized capital gains, which are taxable as ordinary income.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security

================================================================================

40  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March, 31, 2009, the Fund had a current post-October loss of $2,000 for federal income tax purposes, which will be recognized on the first day of the following fiscal year.

Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the year ended March 31, 2009, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2009, the Manager has reviewed all open tax years and concluded that FIN 48 resulted in no impact to the Fund's net assets or results of operations. Tax years ended March 31, 2006, through March 31, 2009, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions under FIN 48 to determine if adjustments to this conclusion are necessary.

(4) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets for the fiscal year. For the year ended March 31, 2009, the Fund incurred total management fees, paid or payable to the Manager, of $9,483,000.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

   monthly at an annualized rate of 0.10% of the Fund's average net assets. For the year ended March 31, 2009, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $3,387,000.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended March 31, 2009, the Fund reimbursed the Manager $46,000 for these legal services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

   Additionally, in April 2009, the Trust's Board of Trustees approved the reimbursement of a portion of the costs associated with compliance services for the funds incurred by the Manager. The Fund will incur these expenses beginning with its 2010 fiscal year.

C. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended March 31, 2009, the Fund incurred transfer agent's fees, paid or payable to SAS, of $3,000,000.

D. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

42  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

(6) NEW ACCOUNTING PRONOUNCEMENTS

A. SFAS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (SFAS 159) -- In February 2007, FASB issued SFAS 159. In summary, SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager has evaluated SFAS 159 and has determined that there are no eligible instruments for which the Fund intends to avail itself of the fair value option.

B. SFAS NO. 161, "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- AN AMENDMENT OF FASB STATEMENT NO. 133" (SFAS 161) -- In March 2008, FASB issued SFAS 161. In summary, SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Manager has evaluated SFAS 161, and due to the Fund's investment restrictions pertaining to derivative instruments, has determined that there is no impact on the Fund's financial statement disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:


                                                               YEAR ENDED MARCH 31,
                                     ------------------------------------------------------------------------
                                           2009            2008            2007           2006           2005
                                     ------------------------------------------------------------------------
Net asset value at
  beginning of period                $     1.00      $     1.00      $     1.00     $     1.00     $     1.00
                                     ------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income                     .02             .03             .03            .02            .01
  Net realized gain                         .00(a)          .00(a)          .00(a)           -              -
                                     ------------------------------------------------------------------------
Total from investment operations            .02             .03             .03            .02            .01
                                     ------------------------------------------------------------------------
Less distributions from:
  Net investment income                    (.02)           (.03)           (.03)          (.02)          (.01)
  Realized capital gains                   (.00)(a)        (.00)(a)           -              -              -
                                     ------------------------------------------------------------------------
Total distributions                        (.02)           (.03)           (.03)          (.02)          (.01)
                                     ------------------------------------------------------------------------
Net asset value at end of period     $     1.00      $     1.00      $     1.00     $     1.00     $     1.00
                                     ========================================================================
Total return (%)*                          1.94            3.17            3.19(b)        2.36           1.07
Net assets at end of period (000)    $3,498,914      $2,920,650      $2,419,287     $2,393,135     $1,886,910
Ratios to average net assets:**
  Expenses (%)(c)                           .51             .50             .49(b)         .47            .47
  Net investment income (%)                1.90            3.11            3.14           2.36           1.07

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the iMoneyNet reported return.

 ** For the year ended March 31, 2009, average net assets were $3,388,918,000.

(a) Represents less than $0.01 per share.

(b) For the year ended March 31, 2007, the Manager voluntarily reimbursed the Fund for excise tax expense incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.

(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

44  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

EXPENSE EXAMPLE

March 31, 2009 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of October 1, 2008, through March 31, 2009.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this

================================================================================

                                                           EXPENSE EXAMPLE |  45

================================================================================

information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                     EXPENSES PAID
                                  BEGINNING           ENDING         DURING PERIOD*
                                ACCOUNT VALUE      ACCOUNT VALUE    OCTOBER 1, 2008 -
                               OCTOBER 1, 2008    MARCH 31, 2009    MARCH 31, 2009
                               ------------------------------------------------------
Actual                            $1,000.00          $1,007.70           $2.70

Hypothetical
 (5% return before expenses)       1,000.00           1,022.24            2.72

* Expenses are equal to the Fund's annualized expense ratio of 0.54%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 0.77% for the six-month period of October 1, 2008, through March 31, 2009.

================================================================================

46  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 45 individual funds as of March 31, 2009. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  47

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

CHRISTOPHER W. CLAUS(2 ,3)
Trustee
Born: December 1960
Year of Election or Appointment: 2001

President and Chair of the Board of Directors, IMCO (2/08-present); President, USAA Financial Advisors, Inc. (FAI) (12/07-present); President, Financial Services Group, USAA (1/07-present); Chair of the Board of Directors and Chief Investment Officer, IMCO (1/07-2/08); President and Chief Executive Officer, Director, and Chair of the Board of Directors, IMCO (12/04-1/07); President and Chief Executive Officer, Director, and Vice Chair of the Board of Directors, IMCO (2/01-12/04). Mr. Claus serves as President, Trustee, and Vice Chair of the Board of Trustees of the USAA family of funds. He also serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS), and FAI. He also is a Director for USAA Life Insurance Company (USAA Life) and USAA Federal Savings Bank (FSB).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

BARBARA B. DREEBEN(3, 4, 5, 6)
Trustee
Born: June 1945
Year of Election or Appointment: 1994

President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

48  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

ROBERT L. MASON, PH.D.(3, 4, 5, 6)
Trustee
Born: June 1946
Year of Election or Appointment: 1997

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason serves as a Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2007

Academic Director of the El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Management at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Management at Rice University (7/01-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  49

================================================================================

RICHARD A. ZUCKER(2, 3, 4, 5, 6)
Trustee and Chair of the Board of Trustees
Born: July 1943
Year of Election or Appointment: 1992(+)

Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

   (1) Indicates the Trustee is an employee of IMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.

   (2) Member of Executive Committee

   (3) Member of Audit Committee

   (4) Member of Pricing and Investment Committee

   (5) Member of Corporate Governance Committee

   (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.

   (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the Funds' Board in November 2008.

   (+) Mr. Zucker was elected as Chair of the Board in 2005.

================================================================================

50  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

CLIFFORD A. GLADSON
Vice President
Born: November 1950
Year of Appointment: 2002

Senior Vice President, Fixed Income Investments, IMCO (9/02-present). Mr. Gladson also serves as a Director for SAS.

RONALD B. SWEET
Vice President
Born: November 1962
Year of Appointment: 2006

Vice President, Equity Investments, IMCO (6/06-present); Assistant Vice President, Investment Strategy & Analysis, USAA (12/01-6/06).

MARK S. HOWARD
Secretary
Born: October 1963
Year of Appointment: 2002

Senior Vice President and Deputy General Counsel, Business & Regulatory Services, USAA (10/08-present); Senior Vice President, USAA Life/IMCO/FPS General Counsel, USAA (10/03-10/08). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life, IMCO, FAI, FPS, and SAS, and is an Assistant Secretary of USAA.

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2000

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  51

================================================================================

CHRISTOPHER P. LAIA
Assistant Secretary
Born: January 1960
Year of Appointment: 2008

Vice President, Financial Advice & Solutions Group (FASG) General Counsel, USAA (10/08-present); Vice President, Securities Counsel, USAA (6/07-10/08); General Counsel, Secretary, and Partner, Brown Advisory (6/02-6/07). Mr. Laia also holds the Officer positions of Vice President and Assistant Secretary, IMCO, SAS, FAI, and FPS.

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, IMCO, FPS, FAI, and SAS (2/09-present); Senior Financial Officer, USAA Life (2/07-present); consultant, Robert Half/Accounttemps (8/06-1/07); Chief Financial Officer, California State Automobile Association (8/04-12/05); Chief Financial Officer, Metropolitan Mortgage (8/03-7/04).

JEFFREY D. HILL
Chief Compliance Officer
Born: December 1967
Year of Appointment: 2004

Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04).

  (1)Indicates those Officers who are employees of IMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

52  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

TRUSTEES                                Christopher W. Claus
                                        Barbara B. Dreeben
                                        Robert L. Mason, Ph.D.
                                        Barbara B. Ostdiek, Ph.D.
                                        Michael F. Reimherr
                                        Richard A. Zucker
--------------------------------------------------------------------------------

ADMINISTRATOR,                          USAA Investment Management Company
INVESTMENT ADVISER,                     P.O. Box 659453
UNDERWRITER, AND                        San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------

TRANSFER AGENT                          USAA Shareholder Account Services
                                        9800 Fredericksburg Road
                                        San Antonio, Texas 78288
--------------------------------------------------------------------------------

CUSTODIAN AND                           State Street Bank and Trust Company
ACCOUNTING AGENT                        P.O. Box 1713
                                        Boston, Massachusetts 02105
--------------------------------------------------------------------------------

INDEPENDENT                             Ernst & Young LLP
REGISTERED PUBLIC                       100 West Houston St., Suite 1800
ACCOUNTING FIRM                         San Antonio, Texas 78205
--------------------------------------------------------------------------------

MUTUAL FUND                             Under "Products & Services"
SELF-SERVICE 24/7                       click "Investments," then
AT USAA.COM                             "Mutual Funds"

OR CALL                                 Under "My Accounts" go to
(800) 531-USAA                          "Investments." View account balances,
        (8722)                          or click "I want to...," and select
                                        the desired action.
--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.


================================================================================

     USAA
     9800 Fredericksburg Road                                     --------------
     San Antonio, TX 78288                                           PRSRT STD
                                                                   U.S. Postage
                                                                       PAID
                                                                       USAA
                                                                  --------------
  >> SAVE PAPER AND FUND COSTS
     At USAA.COM click: MY DOCUMENTS
     Set preferences to USAA DOCUMENTS ONLINE.

     [LOGO OF USAA]
         USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)

================================================================================
40859-0509                                   (C)2009, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On September 19, 2008, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 45 funds in all. Only 12 funds of the Registrant have a fiscal year-end of March 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended March 31, 2009 and 2008 were $264,914 and $249,620, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended March 31, 2009 and 2008 were $63,500 and $64,375, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for the review of federal, state and city income and tax returns and excise tax calculations for fiscal years ended March 31, 2009 and 2008.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended March 31, 2009 and 2008.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for March 31, 2009 and 2008 were $108,000 and $106,475, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2009 and 2008 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:



                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007

Approved and adopted by the Investment Code of Ethics Committee: August 29, 2008

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended March 31, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    06/01/2009
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    06/01/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    06/01/2009
         ------------------------------


*Print the name and title of each signing officer under his or her signature.